Investment in Equity-Accounted Investees - Summary of Financial Information for Individually Immaterial Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Significant Investments In Associates [Abstract]
Carrying amount of interests in associates	$ 5,262	$ 5,363
Share of loss of equity-accounted investees	(168)	(65)	$ (887)
Company's share of other comprehensive income in associates	0	0	0
Company's share of total comprehensive income in associates	$ (168)	$ (65)	$ (887)